Offerings	Nov. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series C GCI Group Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 305,040,003.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 42,126.02
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Because fractional subscription rights will be rounded up to the nearest whole right as described in the registration statement, the maximum offering price included in this table also includes an additional $5,040,003, reflecting the expected issuance of additional rights as a result of the rounding up of the subscription rights. The actual maximum offering price may be less than the maximum number stated in the table.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights to Purchase Shares of Series C GCI Group Common Stock ("Series C GCI Group Rights")
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g), no separate registration fee is payable with respect to the rights being offered hereby as the rights are being registered in the same registration statement as the securities to be offered pursuant thereto.